UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2012

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  August 15, 2012

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$12,152,796,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   408833  4562866 SH       Sole                  3916050            646816
Alleghany Corp                 COM              017175100     2429     7148 SH       Sole                     6479               669
Altera Corporation             COM              021441100   332516  9826114 SH       Sole                  8468308           1357806
American Intl Group Inc New    COM              026874784      424    13200 SH       Sole                    13200
AON Corp                       COM              G0408V102   603733 12905791 SH       Sole                 11120661           1785130
Apache Corp                    COM              037411105   243945  2775567 SH       Sole                  2355385            420182
Ascent Capital Group Inc-A     COM              043632108     5465   105611 SH       Sole                    99027              6584
Bank of NY Mellon              COM              064058100      430    19605 SH       Sole                    19605
Berkley W R Corp               COM              084423102   417304 10722108 SH       Sole                  9332627           1389481
Berkshire Hathaway Class B     COM              084670702   653821  7846161 SH       Sole                  6670872           1175289
Berkshire Hathaway Inc. Cl A   COM              084670108    61598      493 SH       Sole                      493
Borg Warner Inc                COM              099724106     2099    32000 SH       Sole                    32000
Charles Schwab Corp New        COM              808513105    54927  4248037 SH       Sole                  3110158           1137879
Cimarex Energy Co              COM              171798101     6993   126868 SH       Sole                   126868
Citigroup Inc.                 COM              172967424      428    15600 SH       Sole                    15600
Coca Cola Co                   COM              191216100   606910  7761993 SH       Sole                  6676018           1085975
Comcast Corp Cl A              COM              20030N101     9806   306727 SH       Sole                   303529              3198
Comcast Corp Special Cl A      COM              20030N200   549684 17505865 SH       Sole                 15039133           2466732
ConocoPhillips                 COM              20825c104      313     5600 SH       Sole                     5600
CVS Corp                       COM              126650100      379     8100 SH       Sole                     8100
Discovery Communications Cl A  COM              25470f104      299     5530 SH       Sole                     5530
Discovery Communications Cl C  COM              25470f302      300     5985 SH       Sole                     5830               155
Ecolab Inc                     COM              278865100   586918  8564392 SH       Sole                  7397829           1166563
Fidelity National Information  COM              31620m106   230045  6750155 SH       Sole                  5821964            928191
Goldman Sachs Group Inc        COM              38141g104   324910  3389425 SH       Sole                  2882643            506782
Google Inc - Cl A              COM              38259P508   368025   634449 SH       Sole                   544958             89491
Kraft Foods Inc                COM              50075n104   399039 10332446 SH       Sole                  8868311           1464135
Liberty Global Inc A           COM              530555101    47940   965956 SH       Sole                   872391             93565
Liberty Global Inc Ser C       COM              530555309   619353 12970737 SH       Sole                 11088826           1881911
Loews Corp                     COM              540424108   360394  8809436 SH       Sole                  7543503           1265933
McDonald's Corp                COM              580135101   136207  1538538 SH       Sole                  1330639            207899
Microsoft Corp                 COM              594918104   618619 20222924 SH       Sole                 17381123           2841801
Morgan Stanley                 COM              617446448      429    29400 SH       Sole                    29400
National Instruments Corp      COM              636518102     1454    54150 SH       Sole                    54150
Nestle S A Rep RG SH ADR       COM              641069406   305686  5116938 SH       Sole                  4363130            753808
Newfield Exploration Co        COM              651290108   120625  4115481 SH       Sole                  3485916            629565
News Corp Ltd Class A          COM              65248E104   458740 20580507 SH       Sole                 17519912           3060595
News Corp Ltd Class B          COM              65248E203    75775  3364776 SH       Sole                  3126026            238750
Noble Energy Inc               COM              655044105   502972  5929870 SH       Sole                  5074945            854925
Oracle Systems                 COM              68389X105   442328 14893193 SH       Sole                 12590149           2303044
Pepsico                        COM              713448108   456574  6461562 SH       Sole                  5539449            922113
Praxair Inc                    COM              74005P104   492511  4529666 SH       Sole                  3909357            620309
Progressive Corp               COM              743315103   236978 11376787 SH       Sole                  9803094           1573693
Republic Services              COM              760759100      291    11000 SH       Sole                    11000
Sanofi ADR                     COM              80105n105      264     7000 SH       Sole                     7000
Teva Pharmaceutical ADR        COM              881624209      895    22700 SH       Sole                    22700
Thermo Fisher Scientific Inc   COM              883556102   265392  5112550 SH       Sole                  4417325            695225
Travelers Companies, Inc.      COM              89417E109      440     6900 SH       Sole                     6900
UnitedHealth Group Inc         COM              91324P102   510003  8717994 SH       Sole                  7482869           1235125
Vodafone Group PLC ADR         COM              92857w209      843    29900 SH       Sole                    29900
Wal-Mart Stores Inc            COM              931142103   592972  8505051 SH       Sole                  7298320           1206731
Waste Management Inc           COM              94106L109      662    19826 SH       Sole                    16100              3726
Willis Group Holdings PLC      COM              g96666105    32618   893891 SH       Sole                   821219             72672
Yahoo! Inc                     COM              984332106      260    16400 SH       Sole                    16400